Financial Instruments - Credit risk exposure (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments
Cash and restricted cash	$ 51,756	$ 78,252	$ 63,717	$ 54,873
Credit risk
Financial Instruments
Cash and restricted cash	19,246
Debt securities	23,487
Trade and other receivables	49,011
Amounts recognized in the consolidated statement of financial position	91,744
Guarantees	0
Maximum credit risk exposure	$ 91,744